BASIC AND DILUTED NET LOSS PER SHARE (Summary of Reconciliation of Basic Weighted Average Number of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Shares used in computing net loss per ordinary shares, basic and diluted	48,017,188	45,552,199	42,032,818
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	7,676,713	8,212,554	8,405,787
Restricted share units	2,090,512	2,081,646	1,368,050
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	9,767,225	10,294,200	9,773,837